Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Restricted cash and cash equivalents	$ 4.0	$ 5.4
Interest risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage variation in interest rate risk	0.25%
Interest risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage variation in interest rate risk	0.25%
Interest rate impact on net income and comprehensive income	$ 7.4	6.9
Interest risk [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate impact on net income and comprehensive income	$ 7.4	$ 6.9